The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2017

Royce Dividend Value Fund

Royce Global Financial Services Fund

Royce International Micro-Cap Fund

Royce International Premier Fund

Royce Low Priced-Stock Fund

Royce Micro-Cap Fund

Royce Micro-Cap Opportunity Fund

Royce Opportunity Fund

Royce Premier Fund

Royce Small-Cap Leaders Fund

Royce Small-Cap Value Fund

Royce Small/Mid-Cap Premier Fund

Royce Smaller-Companies Growth Fund

Royce Special Equity Fund

Royce Special Equity Multi-Cap Fund

Royce Total Return Fund

The Board of Trustees of The Royce Fund approved contractual investment advisory breakpoint reductions for each of the above-listed funds which became effective as of July 1, 2017. All of the contractual investment advisory fee rate tables appearing under the caption “Investment Advisory Services Provided by Royce--Annual Rate of Fund’s Average Net Assets” are hereby deleted in their entirety and replaced with the following to reflect the Funds’ current contractual investment advisory fee rates:

Annual Rate of Fund’s Average Net Assets

Royce Dividend Value, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds
•	0.85% of the first $2,000,000,000
•	0.80% of the next $1,000,000,000
•	0.75% of the next $1,000,000,000
•	0.70% of any additional average net assets

Royce Global Financial Services, International Premier, Low Priced-Stock, Micro-Cap Opportunity, Opportunity, Premier, Small-Cap Leaders, Small-Cap Value, Smaller-Companies Growth, Special Equity, and Total Return Funds
•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

Royce International Micro-Cap and Micro-Cap Funds
•	1.25% of the first $2,000,000,000
•	1.20% of the next $1,000,000,000
•	1.15% of the next $1,000,000,000
•	1.10% of any additional average net assets

Royce Pennsylvania Mutual Fund
•	1.00% of the first $50,000,000
•	0.875% of the next $50,000,000
•	0.75% of any additional average net assets

October 23, 2017

ISI-102317

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2017

Royce Dividend Value Fund Royce International Premier Fund Royce Low Priced-Stock Fund Royce Micro-Cap Fund Royce Opportunity Fund Royce Premier Fund Royce Small-Cap Leaders Fund	Royce Small-Cap Value Fund Royce Small/Mid-Cap Premier Fund Royce Smaller-Companies Growth Fund Royce Special Equity Fund Royce Special Equity Multi-Cap Fund Royce Total Return Fund

The Board of Trustees of The Royce Fund approved contractual investment advisory breakpoint reductions for each of the above-listed funds which became effective as of July 1, 2017. All of the contractual investment advisory fee rate tables appearing under the caption “Investment Advisory Services Provided by Royce--Annual Rate of Fund’s Average Net Assets” are hereby deleted in their entirety and replaced with the following to reflect the Funds’ current contractual investment advisory fee rates:

Annual Rate of Fund’s Average Net Assets

Royce Dividend Value, Small/Mid-Cap Premier, and Special Equity Multi-Cap Funds
•	0.85% of the first $2,000,000,000
•	0.80% of the next $1,000,000,000
•	0.75% of the next $1,000,000,000
•	0.70% of any additional average net assets

Royce International Premier, Low Priced-Stock, Opportunity, Premier, Small-Cap Leaders, Small-Cap Value, Smaller-Companies Growth, Special Equity, and Total Return Funds
•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

Royce Micro-Cap Fund
•	1.25% of the first $2,000,000,000
•	1.20% of the next $1,000,000,000
•	1.15% of the next $1,000,000,000
•	1.10% of any additional average net assets

Royce Pennsylvania Mutual Fund
•	1.00% of the first $50,000,000
•	0.875% of the next $50,000,000
•	0.75% of any additional average net assets

October 23, 2017

CRK-102317

The Royce Fund

Supplement to the W Class Shares Prospectus Dated May 1, 2017

Royce Premier Fund

Royce Total Return Fund

The Board of Trustees of The Royce Fund approved contractual investment advisory breakpoint reductions for each of the above-listed funds which became effective as of July 1, 2017. The contractual investment advisory fee rate table appearing under the caption “Investment Advisory Services Provided by Royce--Annual Rate of Fund’s Average Net Assets” is hereby deleted in its entirety and replaced with the following to reflect the Funds’ current contractual investment advisory fee rates:

Annual Rate of Fund’s Average Net Assets
•	1.00% of the first $2,000,000,000
•	0.95% of the next $1,000,000,000
•	0.90% of the next $1,000,000,000
•	0.85% of any additional average net assets

October 23, 2017

W-102317

The Royce Fund

Supplement to the Statement of Additional Information Dated May 1, 2017

The Board of Trustees of The Royce Fund (the “Trust”) approved contractual investment advisory breakpoint reductions for all series of the Trust other than Royce Pennsylvania Mutual Fund which became effective as of July 1, 2017. The contractual investment advisory fee rate table and accompanying footnotes appearing under the caption “Investment Advisory Services—Services Provided by Royce” are hereby deleted in their entirety and replaced with the following to reflect the Funds’ current contractual investment advisory fee rates:

Fund	Annual Rate of Fund’s Average Net Assets
Royce Pennsylvania Mutual Fund	1.00% of the first $50,000,000 0.875% of the next $50,000,000 0.75% of any additional average net assets
Royce Micro-Cap Fund* Royce International Micro-Cap Fund*	1.25% of the first $2,000,000,000 1.20% of the next $1,000,000,000 1.15% of the next $1,000,000,000 1.10% of any additional average net assets

Royce Premier Fund

Royce Low-Priced Stock Fund**
Royce Total Return Fund

Royce Opportunity Fund
Royce Special Equity Fund
Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund
Royce Small-Cap Leaders Fund

Royce Global Financial Services Fund
Royce Micro-Cap Opportunity Fund
Royce International Premier Fund***

1.00% of the first $2,000,000,000 0.95% of the next $1,000,000,000 0.90% of the next $1,000,000,000 0.85% of any additional average net assets
Royce Small/Mid-Cap Premier Fund**** Royce Dividend Value Fund**** Royce Special Equity Multi-Cap Fund	0.85% of the first $2,000,000,000 0.80% of the next $1,000,000,000 0.75% of the next $1,000,000,000 0.70% of any additional average net assets

* Such fee rates in respect of Royce Micro-Cap Fund and Royce International Micro-Cap Fund became effective as of May 1, 2015 and July 1, 2015, respectively. The fee rate for each Fund prior to the relevant date was 1.30% of the first $2,000,000,000, 1.25% of the next $2,000,000,000, 1.20% of the next $2,000,000,000, and 1.15% of any additional average net assets.
** Such fee rate in respect of the Fund became effective on July 1, 2014. The fee rate for the Fund prior to that date was 1.15% of the first $2,000,000,000, 1.10% of the next $2,000,000,000, 1.05% of the next $2,000,000,000, and 1.00% of any additional average net assets.
*** Such fee rate in respect of the Fund became effective on January 1, 2016. From July 1, 2015 to December 31, 2015, the Fund’s contractual management fee rate was 1.10% of the first $2,000,000,000, 1.05% of the next $2,000,000,000, 1.00% of the next $2,000,000,000, and 0.95% of any additional average net assets. The contractual management fee rate for the Fund prior to July 1, 2015 was 1.25% of the first $2,000,000,000, 1.20% of the next $2,000,000,000, 1.15% of the next $2,000,000,000, and 1.10% of any additional average net assets.
**** Such fee rates in respect of Royce Small/Mid-Cap Premier Fund and Royce Dividend Value Fund became effective on May 1, 2016. The contractual fee rate for each Fund prior to that date was 1.00% of the first $2,000,000,000, 0.95% of the next $2,000,000,000, 0.90% of the next $2,000,000,000, and 0.85% of any additional average net assets.

October 23, 2017

SAI-102317